Borrowings and financial liabilities - Main characteristics of the ORNANE note warrants (Details)				4 Months Ended	12 Months Ended
	Nov. 19, 2021	Apr. 30, 2020	Jul. 10, 2015	Dec. 31, 2019 tranche shares	Dec. 31, 2021 EUR (€) item shares
Warrant Disclosure [Line Items]
Warrant term	7 years	5 years	4 years		6 years 10 months 17 days
Par Value Of Each Ornane | €					€ 10,000
ATLAS ORNANE note warrants
Warrant Disclosure [Line Items]
Number of warrants outstanding | item					960
Warrant term					3 years
Number of warrants per tranche | item					120
Number of ORNANE called per warrant | shares					1
Par Value Of Each Ornane | €					€ 25,000
Convertible notes to NEGMA
Warrant Disclosure [Line Items]
Number of warrants outstanding | tranche				2,400
Warrant term				4 years
Number of warrants per tranche | tranche				300
Number of ORNANE called per warrant | shares				1